Derivatives - Derivative Valuation Adjustments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Valuation adjustments on derivative assets, gross	$ (22,000,000)	$ 738,000,000	$ 1,022,000,000
Valuation adjustments on derivative assets, net	191,000,000	(96,000,000)	291,000,000
Funding valuation adjustment on derivative asset, gross	(632,000,000)
Funding valuation adjustment on derivative asset, net	(632,000,000)
Valuation adjustments on derivative liabilities, gross	(28,000,000)	(39,000,000)	(2,212,000,000)
Valuation adjustments on derivative liabilities, net	(150,000,000)	(75,000,000)	(2,477,000,000)
Funding valuation adjustment on derivative liabilities, gross	135,000,000
Funding valuation adjustment on derivative liabilities, net	135,000,000
Cumulative credit valuation adjustment	1,600,000,000	1,600,000,000	2,400,000,000
Cumulative funding valuation adjustment	497,000,000
Cumulative debit valuation adjustment	$ 800,000,000	$ 800,000,000	$ 800,000,000